Provision for Doubtful Debts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 3,284	$ 5,210
Amounts used during the year	(945)	(2,192)
Amounts provided during the year	4,190	3,414
Amounts released during the year	(1,003)	(3,148)
Closing provision	$ 5,526	$ 3,284